PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 10: -	PROPERTY, PLANT AND EQUIPMENT, NET

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2023	$4,655	$2,040	$253	$13,866	$20,814
Additions	380	179	73	166	798
Deductions	(41)	-	-	-	(41)

Balance on December 31, 2023	4,994	2,219	326	14,032	21,571

Accumulated Depreciation:

Balance on January 1, 2023	3,998	1,553	189	12,575	18,315
Additions	325	261	14	242	842
Deductions	(41)	-	-	-	(41)

Balance on December 31, 2023	4,282	1,814	203	12,817	19,116

Depreciated cost on December 31, 2023	$712	$405	$123	$1,215	$2,455

	Laboratory equipment	Computers and peripheral equipment	Office equipment and furniture	Leasehold improvements	Total
Cost:

Balance on January 1, 2022	$4,256	$1,608	$253	$13,512	$19,629
Additions	399	432	-	354	1,185

Balance on December 31, 2022	4,655	2,040	253	13,866	20,814

Accumulated Depreciation:

Balance on January 1, 2022	3,672	1,347	176	12,361	17,556
Additions	326	206	13	214	759

Balance on December 31, 2022	3,998	1,553	189	12,575	18,315

Depreciated cost on December 31, 2022	$657	$487	$64	$1,291	$2,499